RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2017	Jun. 30, 2016
Dongsheng Guarantee [Member]
Restricted Cash Pledged With Banks As Guarantor Deposits	$ 19.9	$ 23.4
Jinshang Leasing [Member]
Cash Reserve Deposit Required and Made	$ 4.4	$ 4.5
Maximum [Member]
Pledged Cash Deposit Range	20.00%
Minimum [Member]
Pledged Cash Deposit Range	10.00%